Property and Equipment, Net	6 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
8.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	June 30, 2021	December 31, 2020
	(Unaudited)
Electronic equipment	$138,498	$137,046
Vehicles	242,179	239,641
Office equipment	27,503	27,215
Leasehold improvements	14,230	49,618
Less: Accumulated depreciation	(381,461)	(388,447)
	$40,949	$65,073

Depreciation expenses were $9.00 thousand and $0.03 million for the six month ended June 30,2021 and 2020, respectively.